Risk Management - Summary of the Effect of Unconditional Netting (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit Linked Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	$ 1,054	$ 932
Amounts subject to an enforceable netting arrangement	(1,054)	(932)
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position
Variable Funding Surplus Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	(1,054)	(932)
Amounts subject to an enforceable netting arrangement	1,054	$ 932
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position